UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

May 31, 2007 (Unaudited)

		Number
		of Shares	Value

COMMON STOCK	95.7%
BASIC MATERIALS	4.6%
Alcoa		9,300	$383,904
Archer-Daniels-Midland Co.		32,800	1,149,312
Dow Chemical Co.		10,400	471,952
Holcim Ltd. (Switzerland)		9,300	1,028,862
Monsanto Co.		17,800	1,096,480
			4,130,510
CONSUMER—CYCLICAL	10.7%
AIRLINES	1.0%
Cathay Pacific Airways Ltd. (ADR) (Hong Kong)		63,600	847,470
APPAREL	1.4%
Nike		22,100	1,254,175
AUTO MANUFACTURERS	0.5%
PACCAR		5,000	436,150
AUTO PARTS EQUIPMENT	0.8%
Johnson Controls		6,600	724,020
HOTEL	1.1%
Harrah’s Entertainment		5,600	478,520
InterContinental Hotels Group PLC (ADR) (United Kingdom)		19,012	509,331
			987,851
LEISURE TIME	0.3%
Carnival Corp.		5,500	277,420
RETAIL	5.6%
Costco Wholesale Corp.		14,600	824,462
Hennes & Mauritz AB (Sweden)		19,200	1,215,366
JC Penney Co.		12,800	1,030,144
Nordstrom		9,600	498,528
Wal-Mart de Mexico SA de CV (ADR) (Mexico)		37,400	1,410,915
			4,979,415
TOTAL CONSUMER—CYCLICAL			9,506,501

		Number
		of Shares	Value

CONSUMER—NON-CYCLICAL	15.9%
AGRICULTURE	0.8%
Altria Group		10,700	$760,770
BEVERAGE	1.6%
Diageo PLC (ADR) (United Kingdom)		16,300	1,391,857
COSMETICS/PERSONAL CARE	2.1%
Procter & Gamble Co.		29,000	1,842,950
FOOD	1.2%
Hershey Co.		13,400	706,314
SUPERVALU		8,300	395,412
			1,101,726
HEALTHCARE PRODUCTS	3.9%
Johnson & Johnson		29,700	1,879,119
Medtronic		30,700	1,632,319
			3,511,438
PHARMACEUTICAL	3.8%
Abbott Laboratories		32,700	1,842,645
Pfizer		13,800	379,362
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)		29,200	1,144,640
			3,366,647
RESTAURANT	2.5%
McDonald’s Corp.		13,500	682,425
Yum! Brands		22,800	1,544,016
			2,226,441
TOTAL CONSUMER— NON-CYCLICAL			14,201,829

		Number
		of Shares	Value

ENERGY	10.3%
OIL & GAS	8.1%
BP PLC (ADR) (United Kingdom)		12,600	$844,326
ChevronTexaco Corp.		8,900	725,261
ConocoPhillips		16,100	1,246,623
Devon Energy Corp.		13,900	1,067,242
Exxon Mobil Corp.		14,500	1,205,965
GlobalSantaFe Corp.		16,100	1,099,630
Petro-Canada (Canada)		20,100	1,018,065
			7,207,112
OIL & GAS SERVICES	2.2%
Baker Hughes		10,900	899,032
Schlumberger Ltd.		13,500	1,051,245
			1,950,277
TOTAL ENERGY			9,157,389

		Number
		of Shares	Value

FINANCIAL	25.1%
BANK	8.4%
Bank of America Corp.		43,300	$2,195,743
HSBC Holdings PLC (ADR) (United Kingdom)		13,300	1,237,432
US Bancorp		33,500	1,158,430
Wachovia Corp.		16,000	867,040
Wells Fargo & Co.		55,700	2,010,213
			7,468,858
DIVERSIFIED FINANCIAL SERVICE	7.3%
BlackRock		5,900	905,886
Citigroup		29,600	1,612,904
Countrywide Financial Corp.		9,400	366,036
Fortress Investment Group LLC		41,000	1,098,800
Freddie Mac		16,100	1,075,319
JPMorgan Chase & Co.		21,100	1,093,613
Morgan Stanley		4,600	391,184
			6,543,742
INSURANCE	9.4%
ACE Ltd.		21,400	1,317,598
Aflac		46,900	2,479,134
Allstate Corp.		23,200	1,426,800
American International Group		21,600	1,562,544
HCC Insurance Holdings		49,300	1,622,463
			8,408,539
TOTAL FINANCIAL			22,421,139

		Number
		of Shares	Value

INDUSTRIAL	7.5%
AEROSPACE & DEFENSE	4.3%
Boeing Co.		8,000	$804,720
General Dynamics Corp.		19,000	1,524,560
Lockheed Martin Corp.		15,900	1,559,790
			3,889,070
DIVERSIFIED MANUFACTURING	1.3%
General Electric Co.		30,500	1,146,190
TRANSPORTATION	1.9%
United Parcel Service		23,100	1,662,507
TOTAL INDUSTRIAL			6,697,767
MEDIA	1.3%
Time Warner		54,600	1,166,802
REAL ESTATE	3.5%
DIVERSIFIED	0.3%
British Land Co., PLC (United Kingdom)		9,800	280,790
HOTEL	0.9%
Starwood Hotels & Resorts Worldwide		11,100	799,977
INDUSTRIAL	0.4%
ProLogis		5,500	355,630
OFFICE	1.2%
Alexandria Real Estate Equities		4,700	494,440
Corporate Office Properties Trust		8,000	360,400
Hongkong Land Holdings Ltd. (USD) (Singapore)		50,000	229,000
			1,083,840
REGIONAL MALL	0.4%
Simon Property Group		3,200	345,536
SELF STORAGE	0.3%
Public Storage		2,900	259,550
TOTAL REAL ESTATE			3,125,323

		Number
		of Shares	Value

TECHNOLOGY	4.3%
SEMICONDUCTORS	1.2%
Intel Corp.		18,400	$407,928
Microchip Technology		16,800	681,744
			1,089,672
SOFTWARE	3.1%
International Business Machines Corp.		3,600	383,760
Microsoft Corp.		40,400	1,239,068
Paychex		27,500	1,111,000
			2,733,828
TOTAL TECHNOLOGY			3,823,500
TELECOMMUNICATIONS	6.4%
America Movil SAB de CV (ADR) (Mexico)		27,600	1,671,180
AT&T		42,200	1,744,548
Nokia Corp. (ADR) (Finland)		13,200	361,416
Verizon Communications		35,200	1,532,256
Vodafone Group PLC (ADR) (United Kingdom)		11,987	376,751
			5,686,151
UTILITY	6.1%
ELECTRIC—DISTRIBUTION	0.8%
Edison International		12,500	728,375
ELECTRIC—INTEGRATED	5.3%
E.ON AG (ADR) (Germany)		31,700	1,738,428
Exelon Corp.		11,000	858,000
FPL Group		32,900	2,103,297
			4,699,725
TOTAL UTILITY			5,428,100
TOTAL COMMON STOCK
(Identified cost—$76,187,266)			85,345,011

		Principal
		Amount	Value

COMMERCIAL PAPER	4.1%
Citigroup Funding, 4.15%, due 6/1/07 (Identified cost—$3,597,000)		$3,597,000	$3,597,000
TOTAL INVESTMENTS (Identified cost—$79,784,266)	99.8%		88,942,011

OTHER ASSETS IN EXCESS OF LIABILITIES	0.2%		214,124

NET ASSETS	100.0%		$89,156,135

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of May 31, 2007, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$9,335,465
Gross unrealized depreciation	177,720
Net unrealized appreciation	$9,157,745

Cost for federal income tax purposes	$79,784,266

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
Name: Adam M. Derechin		Name: James Giallanza
Title: President and principal		Title: Treasurer and principal
executive officer		financial officer

Date: July 27, 2007